Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

NOTE 1 – Organization and Basis of Presentation

NeuroOne Medical Technologies Corporation (the “Company”), a Delaware Corporation, was originally incorporated as Original Source Entertainment, Inc. under the laws of the State of Nevada on August 20, 2009. Prior to the closing of the Acquisition (as defined below), the Company completed a series of steps contemplated by a Plan of Conversion pursuant to which the Company, among other things, changed its name to NeuroOne Medical Technologies Corporation, increased its authorized number of shares of common stock from 45,000,000 to 100,000,000, increased its authorized number of shares of preferred stock from 5,000,000 to 10,000,000 and reincorporated in Delaware. On July 20, 2017, the Company, through a wholly owned acquisition subsidiary, acquired 100% of the outstanding capital stock of NeuroOne, Inc. (“NeuroOne”) in a reverse triangular merger and reorganization pursuant to Section 368(a) of the Internal Revenue Code (the “Acquisition”). The Acquisition was accounted for as a capital transaction, or reverse recapitalization. NeuroOne was the accounting acquirer in this transaction. As such, the historical financial statements of NeuroOne reflect operations of the Company for all periods presented prior to the date of the Acquisition. The accompanying condensed consolidated financial statements subsequent to the Acquisition include those of the Company, as well as those of its wholly owned subsidiary NeuroOne.

Subsequent to the Acquisition, the Company’s operating activities became the same as those of NeuroOne, an early-stage medical technology company developing comprehensive neuromodulation cEEG and sEEG monitoring, ablation, and brain stimulation solutions to diagnose and treat patients with epilepsy, Parkinson’s disease, essential tremors, and other brain related disorders that may benefit from artificial intelligence.

To date, the Company has recorded no product sales and has a limited expense history. The Company is a development stage company and its activities to date have included raising capital to fund the development of its proprietary technology and seek regulatory clearances required to initiate commercial activities.

The Company is based in Eden Prairie, Minnesota.

Acquisition of NeuroOne, Inc.

The Acquisition was consummated on July 20, 2017 (the “Closing”) and, pursuant to the terms of the merger agreement, (i) all outstanding shares of common stock of NeuroOne, par value $0.0001 per share (the “NeuroOne Shares”), were exchanged for shares of the Company’s common stock, par value $0.001 per share (the “Company Shares”), based on the exchange ratio of 17.0103706 Company Shares for every one NeuroOne Share (the “Exchange Ratio”), resulting in the Company issuing, on July 20, 2017, an aggregate of 6,291,994 Company Shares for all of the then-outstanding NeuroOne Shares, (ii) all outstanding options of NeuroOne were replaced with options to purchase Company Shares based on the Exchange Ratio, with corresponding adjustments to their respective exercise prices, pursuant to which the Company reserved 992,265 Company Shares for issuance upon the exercise of options, (iii) all warrants of NeuroOne were replaced with warrants to purchase Company Shares and (iv) the Company assumed the outstanding convertible promissory notes of NeuroOne. NeuroOne options had been issued pursuant to the NeuroOne 2016 Equity Incentive Plan. Pursuant to the merger agreement, the Company assumed the NeuroOne 2016 Equity Incentive Plan upon the Closing.

Pursuant to the Acquisition, the Company acquired 100% of NeuroOne Shares in exchange for the issuance of Company Shares and NeuroOne became the Company’s wholly-owned subsidiary. Also at the Closing, Mr. Samad (the majority owner of the Company prior to the Acquisition) tendered for cancellation 3,500,000 Company Shares held by him as part of the conditions to Closing.

All issued and outstanding common stock share amounts, options for common stock and per share amounts contained in the consolidated financial statements were retroactively adjusted to reflect the Exchange Ratio for all periods presented.

Basis of presentation

The accompanying condensed consolidated financial statements have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated financial statements may not include all disclosures required by U.S. GAAP; however, the Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto for the fiscal year ended December 31, 2017 included in the Annual Report on Form 10-K for the year ended December 31, 2017. The condensed balance sheet at December 31, 2017 was derived from the audited financial statements of the Company.

In the opinion of management, all adjustments, consisting of only normal recurring adjustments that are necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, have been made. The results of operations for the interim periods are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Certain prior period balances have been reclassified to conform to the current period presentation. Specifically, the Company reclassified all fair market valuation adjustments related to the warrant liability and to the premium conversion derivative from interest expense to a separate line item on the condensed consolidated statements of operations.

NOTE 1 – Organization and Nature of Operations

NeuroOne Medical Technologies Corporation (the “Company”, the “Successor” and NeuroOne LLC the “Predecessor”), a Delaware Corporation, was originally incorporated as Original Source Entertainment, Inc. under the laws of the State of Nevada on August 20, 2009. Prior to the closing of the Acquisition (as defined below), the Company completed a series of steps contemplated by a Plan of Conversion pursuant to which the Company, among other things, changed its name to NeuroOne Medical Technologies Corporation, increased its authorized number of shares of common stock from 45,000,000 to 100,000,000, increased its authorized number of shares of preferred stock from 5,000,000 to 10,000,000 and reincorporated in Delaware. On July 20, 2017, the Company, through a wholly owned acquisition subsidiary, acquired 100% of the outstanding capital stock of NeuroOne, Inc. (“NeuroOne”) in a reverse triangular merger and reorganization pursuant to Section 368(a) of the Internal Revenue Code (the “Acquisition”). The Acquisition was accounted for as a capital transaction, or reverse recapitalization. NeuroOne was the accounting acquirer in this transaction. As such, the historical financial statements of NeuroOne and its predecessor NeuroOne LLC (the “LLC”) reflect operations of the Company for all periods presented prior to the date of Acquisition. NeuroOne was formed on October 7, 2016 and acquired the LLC on October 27, 2016 (the “Merger”) as described more fully below. The accompanying consolidated financial statements subsequent to the Acquisition include those of the Company, as well as those of its wholly owned subsidiary NeuroOne.

Subsequent to the Acquisition, the Company’s operating activities became the same as those of NeuroOne, an early-stage medical technology company developing comprehensive neuromodulation cEEG and sEEG monitoring, ablation, and brain stimulation solutions to diagnose and treat patients with epilepsy, Parkinson’s disease, essential tremors, and other brain related disorders.

To date, the Company has recorded no product sales and has a limited expense history. The Company is currently raising capital to fund the development of its proprietary technology and is seeking regulatory clearances required to initiate commercial activities.

The Company is based in Eden Prairie, Minnesota.

Acquisition of NeuroOne, Inc.

The Acquisition was consummated on July 20, 2017 (the “Closing”) and, pursuant to the terms of the merger agreement, (i) all outstanding shares of common stock of NeuroOne, par value $0.0001 per share (the “NeuroOne Shares”), were exchanged for shares of the Company’s common stock, par value $0.001 per share (the “Company Shares”), based on the exchange ratio of 17.0103706 Company Shares for every one NeuroOne Share (the “Exchange Ratio”), resulting in the Company issuing, on July 20, 2017, an aggregate of 6,291,994 Company Shares for all of the then-outstanding NeuroOne Shares, (ii) all outstanding options of NeuroOne were replaced with options to purchase Company Shares based on the Exchange Ratio, with corresponding adjustments to their respective exercise prices, pursuant to which the Company reserved 992,265 Company Shares for issuance upon the exercise of options, (iii) all warrants of NeuroOne were replaced with warrants to purchase Company Shares and (iv) the Company assumed the outstanding convertible promissory notes of NeuroOne. NeuroOne options had been issued pursuant to the NeuroOne 2016 Equity Incentive Plan. Pursuant to the merger agreement, the Company assumed the NeuroOne 2016 Equity Incentive Plan upon the Closing.

Pursuant to the Acquisition, the Company acquired 100% of NeuroOne Shares in exchange for the issuance of Company Shares and NeuroOne became the Company’s wholly-owned subsidiary. Also at the Closing, Mr. Samad (the majority owner of the Company prior to the Acquisition) tendered for cancellation 3,500,000 Company Shares held by him as part of the conditions to Closing.

All issued and outstanding common stock share amounts, options for common stock and per share amounts contained in the consolidated financial statements were retroactively adjusted to reflect the Exchange Ratio for all periods presented. Par value stated capital amounts have not been retroactively adjusted, and the number of authorized shares for common and preferred stock and their respective par values per share as of December 31, 2016 reflect those of the Company prior to the Acquisition.

Merger of NeuroOne, Inc. and NeuroOne LLC

The LLC was formed on December 12, 2013 and operated as a limited liability company until it was merged with and into NeuroOne on October 27, 2016 with NeuroOne as the surviving entity of the “Merger”. NeuroOne was formed on October 7, 2016 under different ownership than the LLC. As a result of the Merger, all of the properties, rights, privileges and powers of the LLC vested in NeuroOne, and all debts, liabilities and duties of the LLC became the debts, liabilities and duties of NeuroOne with the exception of the LLC’s license agreement with Wisconsin Alumni Research Foundation (“WARF”) which required WARF’s approval for transfer (See Note 4 – Commitments and Contingencies). The purpose of the Merger was to change the jurisdiction of NeuroOne’s incorporation from Minnesota to Delaware, change the ownership of the LLC’s underlying assets, and to convert from a limited liability company to a corporation.

NeuroOne and the LLC were not entities under common control. As the LLC did not have an integrated set of activities that contained the required complement of inputs, processes and outputs to be considered a business, the Merger was accounted for as an asset acquisition as prescribed under Accounting Standards Codification (ASC) 805 – Business Combinations. The holders of shares of common stock of NeuroOne exchanged, upon the effectiveness of the Merger, three (3) shares pre-Merger of common stock of NeuroOne that they subscribed to and held pre-Merger for one (1) share of common stock in the surviving entity.